Investment properties (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment Properties [Abstract]
Rental and services income	$ 22,131	$ 30,504	$ 27,869
Direct operating expenses	(8,983)	(8,385)	(7,699)
Development expenses	121	(87)	(4,206)
Net realized gain from fair value adjustment of investment property	1,080	822	527
Net unrealized gain / (loss) from fair value adjustment of investment property	$ 30,380	$ (38,568)	$ 23,554